Average Annual Total Returns - Victory Tax-Exempt Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	2.99%	3.73%	4.26%	2.75%	3.25%	3.96%	3.25%	3.56%	4.02%	3.56%	3.37%	3.67%	5.51%	4.34%	4.62%	5.21%	3.91%	4.63%